Note 7 - Commitments and Contingencies (Details) (USD $)				3 Months Ended	12 Months Ended		0 Months Ended						3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Chief Financial Officer [Member] Month-to-Month Operating Lease for Office Space [Member]	Dec. 31, 2013 Chief Financial Officer [Member] Month-to-Month Operating Lease for Office Space [Member]	Dec. 31, 2012 Chief Financial Officer [Member] Month-to-Month Operating Lease for Office Space [Member]	Jan. 02, 2013 Chief Financial Officer [Member] Consultant Earning, Monthly Amount [Member]	Jan. 02, 2013 Chief Executive Officer [Member] Consultant Earning, Monthly Amount [Member]	Jan. 02, 2013 Chief Executive Officer [Member]	Jan. 02, 2013 Randy Renken [Member] Consultant Earning, Monthly Amount [Member]	Jan. 02, 2013 Chief Operating Officer [Member] Consultant Earning, Monthly Amount [Member]	Jan. 02, 2013 Chief Development Officer [Member] Consultant Earning, Monthly Amount [Member]	Mar. 31, 2014 Month-to-Month Operating Lease for Office Space [Member]	Dec. 31, 2013 Month-to-Month Operating Lease for Office Space [Member]	Dec. 31, 2012 Month-to-Month Operating Lease for Office Space [Member]
Note 7 - Commitments and Contingencies (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals				$ 5,000	$ 5,000								$ 3,500	$ 3,500
Accrued Rent, Current	655,692	651,672	594,289	354,960	351,540	315,405							300,732	300,131	278,884
Salaries, Wages and Officers' Compensation							$ 18,000	$ 18,000	$ 18,000	$ 10,000	$ 10,000	$ 10,000